FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	8,766	12,705
Less: unearned income	(965)	(1,800)
Net investment in finance lease	7,801	10,905
Less: current portion	(3,106)	(3,104)
	4,695	7,801

Schedule of Future Minimum Lease Payments for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2013	3,684
2014	3,430
2015	1,652
2016	—
2017	—
Thereafter	—
Total minimum lease revenues	8,766